Annual Fund Operating Expenses	Mar. 02, 2026
Hennessy Energy Transition Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	1.20%
Other Expenses (as a percentage of Assets):	1.30%
Expenses (as a percentage of Assets)	2.70%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	2.53%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Hennessy Energy Transition Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	1.12%
Other Expenses (as a percentage of Assets):	1.12%
Expenses (as a percentage of Assets)	2.37%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	2.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2028
Hennessy Midstream Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.00%	[2]
Component3 Other Expenses	0.57%	[3]
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	1.92%
Fee Waiver or Reimbursement	(0.16%)	[4],[5]
Net Expenses (as a percentage of Assets)	1.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Hennessy Midstream Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.00%	[2]
Component3 Other Expenses	0.43%	[3]
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.08%)	[4],[5]
Net Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Hennessy Technology Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	1.89%
Other Expenses (as a percentage of Assets):	1.99%
Expenses (as a percentage of Assets)	2.88%
Fee Waiver or Reimbursement	(1.64%)	[6],[7]
Net Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Hennessy Technology Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	1.86%
Other Expenses (as a percentage of Assets):	1.86%
Expenses (as a percentage of Assets)	2.60%
Fee Waiver or Reimbursement	(1.61%)	[6],[7]
Net Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Hennessy Sustainable ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.10%)	[8]
Net Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Hennessy Cornerstone Growth Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.32%
Hennessy Cornerstone Growth Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.00%
Hennessy Focus Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.48%
Hennessy Focus Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.10%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.34%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.24%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.98%
Hennessy Cornerstone Large Growth Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.30%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.29%
Hennessy Cornerstone Large Growth Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.26%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	1.00%
Hennessy Cornerstone Value Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.22%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.21%
Hennessy Cornerstone Value Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.99%
Hennessy Total Return Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	1.98%
Component3 Other Expenses	0.42%
Other Expenses (as a percentage of Assets):	2.50%
Expenses (as a percentage of Assets)	3.25%
Hennessy Equity and Income Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.58%
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.63%
Hennessy Equity and Income Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.46%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.26%
Hennessy Balanced Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	1.03%
Other Expenses (as a percentage of Assets):	1.13%
Expenses (as a percentage of Assets)	1.88%
Hennessy Gas Utility Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.97%
Hennessy Gas Utility Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.67%
Hennessy Japan Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.36%	[9]
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.41%
Hennessy Japan Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.25%	[9]
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.05%
Hennessy Japan Small Cap Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.45%	[10]
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.50%
Hennessy Japan Small Cap Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.31%	[10]
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.11%
Hennessy Large Cap Financial Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.73%
Other Expenses (as a percentage of Assets):	0.83%
Expenses (as a percentage of Assets)	1.88%
Hennessy Large Cap Financial Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.65%
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.55%
Hennessy Small Cap Financial Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.15%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.50%
Other Expenses (as a percentage of Assets):	0.60%
Expenses (as a percentage of Assets)	1.65%
Hennessy Small Cap Financial Fund - Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.33%

[1]	Certain service provider expenses will be voluntarily waived through July 31, 2028, at which time the arrangement will automatically terminate. In addition, the arrangement will not apply at any time the Fund’s net assets exceed $125 million.
[2]	Includes state franchise taxes and federal and state income tax expenses, including deferred tax expenses (benefits). The Fund accrues a deferred tax liability (or asset) for its future tax liability associated with the Fund’s potential tax expense (benefit) if it were to recognize the unrealized gains (losses) in its portfolio. Such deferred tax expenses (benefits) may vary greatly from year to year and from day to day depending on the nature of the Fund’s investments, the performance of those investments, and general market conditions, and any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year.
[3]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.
[4]	Certain service provider expenses will be voluntarily waived through July 31, 2028, at which time the arrangement will automatically terminate. In addition, the arrangement will not apply at any time the Fund’s net assets exceed $125 million.
[5]	The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 1.75% and 1.50% of the average daily net assets of the Investor Class and Institutional Class shares of the Fund, respectively. The contractual arrangement will continue until February 28, 2027, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement or such recoupment.
[6]	Certain service provider expenses will be voluntarily waived through July 31, 2028, at which time the arrangement will automatically terminate. In addition, the arrangement will not apply at any time the Fund’s net assets exceed $125 million.
[7]	The Fund’s investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Fund’s investment manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 0.98% of the average daily net assets of Investor Class and Institutional Class shares of the Fund. The contractual arrangement will continue until February 28, 2027, at which time the contractual arrangement will automatically terminate (and it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement or such recoupment.
[8]	The Fund’s investment manager has contractually agreed to ensure that total operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) do not exceed 0.85% of the Fund’s average daily net assets. The contractual arrangement will continue until February 28, 2027, at which time it will automatically terminate (and it may not be terminated prior to that date). The Fund’s investment manager may recoup reimbursed amounts for three years after the reimbursement occurred if total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement or such recoupment.
[9]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.
[10]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, so the information presented in the expense table may differ from that presented in the financial highlights.